EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFITS
Expense of employee benefits	¥ 1,400	¥ 961	¥ 725